Subsequent Events (Details) $ in Millions				1 Months Ended
	Aug. 08, 2023 USD ($)	Jul. 27, 2023 USD ($)	Feb. 23, 2022	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Nov. 30, 2022 USD ($)	Oct. 31, 2022 USD ($)	Aug. 14, 2023 USD ($)	Jul. 28, 2023 USD ($) rig	Jun. 30, 2023 rig	May 19, 2023 USD ($) rig
Subsequent Event [Line Items]
Number of tender rigs acquired through acquisition | rig										3	3
Equipment											$ 85
Second lien facility | Secured debt
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)			12.50%
Payment for debt extinguishment or debt prepayment cost				$ 40	$ 110	$ 250	$ 192
Subsequent event
Subsequent Event [Line Items]
Proceeds from issuance of notes	$ 550
Number of tender rigs acquired through acquisition | rig									3
Equipment									$ 85
Stock repurchase program, authorized amount								$ 250
Subsequent event | Senior secured revolving credit facility
Subsequent Event [Line Items]
Long-term debt, term		5 years
Maximum borrowing capacity		$ 225
Line of credit facility, accordion feature		100
Line of credit facility, provision for issuing letters of credit		50
Subsequent event | Second lien facility
Subsequent Event [Line Items]
Payment for debt extinguishment or debt prepayment cost	123
Subsequent event | Second lien facility | Secured debt
Subsequent Event [Line Items]
Debt instrument, face amount	$ 75
Basis spread on variable rate (as a percent)	8.375%
Basis spread on variable rate of par (as a percent)	100.75%
Subsequent event | Second lien facility | Secured debt | Seadrill Finance
Subsequent Event [Line Items]
Debt instrument, face amount		$ 500
Basis spread on variable rate (as a percent)		8.375%
Subsequent event | First lien facility
Subsequent Event [Line Items]
Payment for debt extinguishment or debt prepayment cost	$ 187
Payment for debt extinguishment, make-whole payment	$ 10